INCOME TAXES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Beginning Balance	$ 4,487	$ 4,181
Increase due to consolidation of Sapiens		1,566
Increase related to current year tax positions		66
Decrease related to prior years tax positions	(2,836)	(401)
Decrease due to deconsolidation of Sapiens	(634)
Settlement with tax authorities		(925)
Ending Balance	$ 1,017	$ 4,487